March 3, 2021

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Esoterica Thematic Trust (“Trust”)

SEC File Nos. 811-23473 and 333-233633

Rule 497

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of the Prospectus and Statement of Additional Information that would have been filed on behalf of the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 6 to the Trust’s Registration Statement on Form N-1A (“Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on February 26, 2021.

If you have any questions concerning this filing, please contact Ryan S. Wheeler at (513) 352-6693.

Very truly yours,

/s/ Ryan S. Wheeler
Ryan S. Wheeler